Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
24.
FINANCIAL INSTRUMENTS

Financial instruments recorded at fair value on the Statements of Financial position and presented in fair value disclosures are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•
Level 2 – Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and
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Level 3 – Inputs for assets and liabilities that are not based on observable market data.

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified in the lowest level of the hierarchy for which a significant input has been considered in measuring fair value. Common shares and preferred shares acquired as part of the Green Technology Metals and Ascend Elements investments respectively, and the GM Tranche 2 Agreements derivative are measured at fair value on the Consolidated Statements of Financial Position on a recurring basis.

Cash and cash equivalents, and receivables, are measured at amortized cost on the consolidated statement of financial position. As at December 31, 2023, the fair value of financial instruments measured at amortized cost approximates their carrying value. Green Technology Metals shares are classified at level 1 of the fair value hierarchy (see Note 7), the GM Tranche 2 Agreements derivative (see Note 11) is classified at level 2 of the fair value hierarchy and Ascend Elements preference shares are classified at level 3 of the fair value hierarchy (see Note 8).

The Company manages risks to minimize potential losses. The main objective of the Company’s risk management process is to ensure that the risks are properly identified and that the capital base is adequate in relation to those risks. The principal risks which the Company’s financial instruments are described below.

24.
FINANCIAL INSTRUMENTS (continued)

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and receivables. The Company’s maximum exposure to credit risk for cash and receivables is the amount disclosed in the Consolidated Statements of Financial Position. Exposure to credit loss is limited by placing cash and cash equivalents (including the Tranche 1 Investment proceeds) primarily with one major Canadian bank, invested in US treasury bills and other short-term investments issued by the Canadian government or Canadian chartered banks. Expected credit losses estimated to be de minimis.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to evaluate current and expected liquidity requirements under both normal and stressed conditions to estimate and maintain sufficient reserves of cash and cash equivalents to meet its liquidity requirements in the short and long term. The Company prepares annual budgets, which are regularly monitored and updated as considered necessary. As at December 31, 2023, the Company had a cash and cash equivalents of $195,516 to settle current liabilities of $24,563. Current liabilities include the GM Tranche 2 Agreements derivative which will be settled in shares.

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ended December 31,
	2024	2025	2026	2027 onwards	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	23,361	-	-	-	23,361
Obligations under office leases¹	884	565	712	-	2,161
Obligations under land leases¹	69	70	73	3,822	4,034
Other obligations¹	54	3,551	23	-	3,628
Total	24,368	4,186	808	3,822	33,184

1.
Include principal and interest/finance charges.

Foreign Currency Risk

The Company’s functional currency is United States dollars (“USD”). The Company is exposed to foreign currency risk on expenditures incurred in Canadian dollars (“CAD”) which are primarily for corporate expenditures at the head office in Canada. As at December 31, 2023, the Company held $8.5 million in cash and cash equivalents denominated in CAD. Strengthening/(weakening) of a USD/CAD exchange rate by 10% would have resulted in a foreign exchange (loss)/gain for the Company of $848 at December 31, 2023.